Ordinary Shares (Details)					12 Months Ended
	Nov. 21, 2018 $ / shares shares	Nov. 07, 2018 shares	Jul. 11, 2018 $ / shares shares	Jan. 08, 2014 HKD ($) $ / shares shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Jul. 19, 2021 shares	Jul. 11, 2018 $ / shares
Ordinary shares [Line Items]
Authorized share capital value (in Dollars) | $				$ 380,000
Authorized share capital shares				3,800,000,000
Price per share | (per share)			$ 0.0001	$ 0.0001				$ 0.0001
Consideration per share (in Dollars per share) | $ / shares				$ 0.0001
Percentage ordinary shares				100.00%
Number of shares repurchased			1,230,434,041
Number of shares issued			1,230,434,040
Redenomination, description					As the result of the above redenomination, the par value of the Company’s shares has been changed from HKD0.0001 to USD0.0001, and its authorized share capital has been increased to USD380,000 divided into 3,800,000,000 shares of USD0.0001 each.
Share price per ADS (in Dollars per share) | $ / shares	$ 7.5
Outstanding ordinary shares					1,371,643,240	1,559,576,960
Ordinary shares issued					187,933,720		187,933,720
IPO [Member]
Ordinary shares [Line Items]
Number of shares issued		130,000,000
Number of ADS issued		6,500,000
Green Shoes Options [Member]
Ordinary shares [Line Items]
Number of shares issued	2,709,200	8,500,000
Number of ADS issued	135,460	425,000
Share price per ADS (in Dollars per share) | $ / shares	$ 7.5